ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of Account receivable

	June 30,
	2021	2022
Notes receivable	$54,830	$68,953
Accounts receivable	342,862	326,413
Allowance for credit losses	(66,839)	(77,603)

	$330,853	$317,763

Schedule of Movements in allowance for credit losses
The movements in allowance for credit losses are as follows:

	June 30,
	2020	2021	2022
Balance at the beginning of year	$47,162	$41,618	$66,839
Adoption of ASU 2016-13	—	16,284	—
Additions	178	7,749	15,972
Written off	(4,399)	(3,965)	(3,852)
Translation adjustment	(1,323)	5,153	(1,356)

Balance at the end of year	$41,618	$66,839	$77,603